SCHEDULE OF THE FUTURE MINIMUM LEASE PAYMENTS UNDER THE OPERATING LEASES (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
2023	$ 1,399
2024	1,435
2025	1,440
2026	893
Total lease payments	5,167
Less imputed interest	438
Total operating lease liabilities	$ 4,729	$ 5,776